Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Buildings	$ 215,176	$ 201,642
Less: accumulated depreciation and impairment charges	(16,628)	(10,393)
Total property, plant and equipment, net	198,548	$ 191,249
Tang Dynasty Investment Group Limited [Member]
Buildings	215,176
Less: accumulated depreciation and impairment charges	(16,628)
Total property, plant and equipment, net	$ 198,548